Material accounting policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Net cash used in operating activities	$ (35,893)	$ (44,515)	[1]	$ (53,224)	[1]
Net cash flow (used in) provided from investing activities	(8,670)	(4,755)	[1]	12,975	[1]
Net cash flow provided from (used in) financing activities	$ 30,177	9,857	[1]	(2,823)	[1]
Revision of Prior Period, Adjustment
Disclosure of changes in accounting estimates [line items]
Net cash used in operating activities		1,700		4,600
Net cash flow (used in) provided from investing activities		(3,400)		4,700
Net cash flow provided from (used in) financing activities		$ (1,700)		$ (100)

[1]	Refer to “Note 2—Material Accounting Policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.